SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax at statutory rate (BVI and UAE 0%)
Foreign tax rate differential	3,178	(1,498)	(6,981)
Tax effect of adjustments to prior years current tax expense			(997)
Effect of changes in valuation allowances	2,861	(1,460)	1,391
Unrecognized tax benefits	9,703	9,577	10,576
Other	1,524
Income tax expense / (benefit)	$ 17,266	$ 6,619	$ 3,989